May 01, 2020
Supplement dated November 1, 2020
to the Prospectus of the following funds (each, a Fund, and together, the Funds):
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Aggressive Portfolio	5/1/2020
Variable Portfolio - Conservative Portfolio	5/1/2020
Variable Portfolio - Moderately Aggressive Portfolio	5/1/2020
Variable Portfolio - Moderately Conservative Portfolio	5/1/2020
Variable Portfolio - Moderate Portfolio	5/1/2020
The last paragraph under the heading "Principal Investment Strategies" in each Fund's Summary section of the Prospectus is hereby deleted.
The rest of the sections remains the same.